Commitments (Details) (USD $)	1 Months Ended		8 Months Ended
	Nov. 30, 2012	Oct. 31, 2012	Sep. 30, 2012	Nov. 02, 2012
Commitments (Textual)
Percentage of payment of gross proceeds of the public offering			1.50%
Amount of underwriting discounts and commissions			$ 630,000
Percentage of deferred commission			3.00%
Period to purchase additional units solely to cover over-allotments	45 days
Option to purchase additional units under underwriting agreement	600,000
Public offering number of unit sold	200,000	4,000,000
Option to purchase maximum number of units			400,000
Amount of option sold to underwriter			100
Exercise price of option sold			$ 15.00
Description of exercise date of underwriters unit purchase option			The underwriter's unit purchase option will be exercisable starting on the later of the completion of a Business Combination and October 18, 2013 and ending on October 17, 2017.
Expense of public offering			100
Fair value of unit purchase option			255,000
Fair value of purchase option per unit			$ 0.64
Expected volatility			20.00%
Risk-free interest rate			0.86%
Expected life			5 years
Payment to affiliate for services				$ 7,500